SEI Tax Exempt Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Tax Exempt Trust (the “Trust”) hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File Nos. 2-76990 and 811-3447) which was filed electronically on December 29, 2004 (Accession No. 0001104659-04-041500).

SEI Tax Exempt Trust

By:	/s/ Timothy D. Barto
Title:	Vice President and Secretary
Date:	January 3, 2005